Document and Entity Information	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2023
Entity Registrant Name	PILGRIMS PRIDE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09273
Entity Tax Identification Number	75-1285071
Entity Address, Address Line One	1770 Promontory Circle
Entity Address, City or Town	Greeley
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80634-9038
City Area Code	970
Local Phone Number	506-7883
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	PPC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000802481
Amendment Flag	false